INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S. federal taxes at statutory rate					$ (4,421)	$ (3,238)
State Taxes, net of federal benefit					(189)	3
Foreign Rate Differential					(9)	43
Permanent non-deductible items					509	51
Change in fair value of derivative liability					902
Debt discount amortization					645
Research Tax Credits					(178)	(186)
Change in Valuation Allowance					2,835	3,434
Other					(109)	(107)
Release of FIN 48						(2)
Total Provision/(Benefit) for income taxes			$ (31)		$ (15)	$ (2)